Client Name:
Client Project Name:	CMLTI 2019-IMC1
Start - End Dates:	8/3/2018 - 5/15/2019
Deal Loan Count:	933

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL4033	Missing Legal Document(s)	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	5
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	5
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	5
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	2
Credit	Terms/Guidelines	CRDTER3930	Maximum PTI exceeding limits per guidelines	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	5
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	10
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	2
Property Valuations	Appraisal	PRVAAPPR175	Missing Review Appraisal required per guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	2
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	2
Total				50

 ©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.